Postretirement Benefit Plans - Summary of Weighted Average Assumptions Used Calculate Net Periodic Pension Cost (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension and Other Postretirement Benefits Cost (Reversal of Cost) [Abstract]
Discount rate	2.00%	2.50%	2.60%
Expected returns on plan assets	3.10%	3.50%	4.20%
Rate of compensation increase	1.90%	2.20%	1.80%